Income Taxes - Provision for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Current—The Netherlands	$ 5,670	$ 5,794	$ 3,430
—Foreign	13,371	52,835	10,375
Provision for income tax current, total	19,041	58,629	13,805
Deferred—The Netherlands	4,177	2,551	151
—Foreign	(59,539)	(25,823)	60,025
Provision for income tax deferred, total	(55,362)	(23,272)	60,176
Total income tax (benefit) expense	$ (36,321)	$ 35,357	$ 73,981